Average Annual Total Returns - Retail - Vanguard Tax-Managed Small-Cap Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	11.05%	12.20%	11.87%	10.67%	11.86%	11.57%	6.68%	9.67%	9.83%	11.29%	12.37%	11.92%	20.79%	15.36%	13.74%